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PROSPECTUS                                                 November 21, 1997
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                                               (Evergreen logo appears here)
EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS
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Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SHARES




     This prospectus explains important information about the Institutional Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-633-2700 for a free copy of the Fund's statement of additional information ("SAI") dated November 21, 1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.


     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Each Fund's Investment Objective      3
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
           How To Buy Shares                     6
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             9
           Taxes                                 9
           Shareholder Services                  9
 FUND DETAILS                                   10
           Fund Organization and Service
              Providers                         10
           Other Information and Policies       11
           Fund Performance                     11

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                                   EXPENSES
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     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                  Management                     Other           Total Operating
                                                   Fees                           Expenses        Expenses (After
Annual Fund Operating Expenses                 (After Expense        12b-1     (After Expense    Expense Waivers or
  (as a percentage of average daily net       Reimbursements)1        Fees     Reimbursements)    Reimbursements)1
  assets)

Evergreen Select 100% Treasury Money Market             0.15%        None             0.05%              0.20%
 Fund

Evergreen Select Limited Duration Fund                  0.20%        None             0.10%              0.30%

Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                                   $2             $ 6
Evergreen Select Limited Duration Fund                 $3             $10

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(1) The Fund's investment adviser has voluntarily agreed to limit the Fund's investment advisory fee of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.15% and 0.20%, respectively. Without such waiver the Management Fee set forth above would be 0.25% and 0.30%, respectively. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.38% and 0.57%, respectively of average daily net assets.
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                               FUND DESCRIPTIONS
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EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.


     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.



     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merrill Lynch 1-3 Year Treasury Bond Index.

     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.


     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.



     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities, Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. Unfavorable changes in a foreign countries currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.
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                           BUYING AND SELLING SHARES
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HOW TO BUY SHARES


     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.

     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Institutional Shares of the Funds for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described below.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
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                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to limit each Fund's advisory fee to 0.15% and 0.20%, respectively. FUNB currently intends to continue limiting each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Evergreen Select Limited Duration Fund are George Prattos, David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Since joining First Union in 1991, Mr. Prattos has been a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system. Mr. Prattos recently became a Senior Vice President of First Union this year.


     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1992 as a Trust Investment Associate. Prior to becoming an Assistant Vice President and Portfolio Manager of First Union this year, Mr. Fowley served as a Trust Investment Officer from 1994-1997.

     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Since joining First Union in 1987, Mr. Ridinger has been a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
               0.050%                     on the first $7 billion
               0.035%                     on the next $3 billion
               0.030%                     on the next $5 billion
               0.020%                     on the next $10 billion
               0.015%                     on the next $5 billion
               0.010%               on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") with investment objectives, policies and strategies materially equivalent to the Fund transferred substantially all its assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.


                                                                                   10 Years (Or     Inception
Fund Name (Predecessor CTF)                         1 Year   3 Years   5 Years    since Inception     Date

Evergreen Select Limited Duration Fund
  (Short Term Investment Management Fund-Taxable)    6.23%      6.61%      N/A          6.12%       4/30/94
  Institutional Shares


General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, other industry publications or various indexes.


For more information on the Fund's performance, see the SAI.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


63185                                                                     541906

----------------------------------------------------------------------------
   PROSPECTUS                                                 November 21, 1997
----------------------------------------------------------------------------
                                             (Evergreen Funds logo appears here)


EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS

----------------------------------------------------------------------------
Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES




     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-343-3453 for a free copy of the Fund's statement of additional information ("SAI") dated November 21, 1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.


     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                                ----------------



 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Each Fund's Investment Objective      3
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
           How To Buy Shares                     6
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             9
           Taxes                                 9
           Shareholder Services                  9


 FUND DETAILS                                   10
           Fund Organization and Service
              Providers                         10
           Other Information and Policies       11
           Fund Performance                     12

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                  Management                     Other            Total Operating
                                                     Fees                      Expenses          Expenses (After
                                                 (After Expense     12b-1     (After Expense     Expense Waivers or
Annual Fund Operating Expenses                   Reimbursements)1    Fees      Reimbursements)    Reimbursements)1
as a percentage of average daily net assets)
Evergreen Select 100% Treasury Money Market
Fund                                                  0.15%         0.25%         0.05%              0.45%
Evergreen Select Limited Duration Fund                0.20%         0.25%         0.10%              0.55%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                                   $  5       $    14
Evergreen Select Limited Duration Fund                 $  7       $    21

--------
(1) The Fund's investment adviser has voluntarily agreed to limit the Fund's investment advisory fee of Evergreen Select 100% Treasury Money Market
    Fund and Evergreen Select Limited Duration Fund to 0.15% and 0.20%, respectively. Without such waiver the Management Fee set forth above would be 0.25% and 0.30%, respectively. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the
    Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.63% and 0.82%, respectively of average daily net assets.
--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.


     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.



     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merrill Lynch 1-3 Year Treasury Bond Index.

     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.


     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.



     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities, Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. Unfavorable changes in a foreign countries currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES


     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.

     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Institutional Service Shares of the Funds for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described below.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.

Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to limit each Fund's advisory fee to 0.15% and 0.20%, respectively. FUNB currently intends to continue limiting each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Evergreen Select Limited Duration Fund are George Prattos, David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Since joining First Union in 1991, Mr. Prattos has been a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system. Mr. Prattos recently became a Senior Vice President of First Union this year.


     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1992 as a Trust Investment Associate before becoming a Trust Investment Officer in 1994. Prior to becoming an Assistant Vice President and Portfolio Manager of First Union this year, Mr. Fowley served as a Trust Investment Officer from 1994-1997.

     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Since joining First Union in 1987, Mr. Ridinger has been a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
               0.050%                     on the first $7 billion
               0.035%                     on the next $3 billion
               0.030%                     on the next $5 billion
               0.020%                     on the next $10 billion
               0.015%                     on the next $5 billion
               0.010%               on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Distribution Plan.The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") with materially equivalent investment objectives, policies and strategies as the Fund transferred substantially all its assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated under "Expenses." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.


                                                                                10 Years (Or
                                                                                   since        Inception
 Fund Name (Predecessor CTF)                         1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Limited Duration Fund
  (Short Term Investment Management Fund-Taxable)    5.97%     6.34%      N/A        5.86%      4/30/94
  Institutional Service Shares

General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, other industry publications or various indexes.


For more information on the Fund's performance, see the SAI.

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

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

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288

Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


63575
541906